Annual Operating Expenses {- Fidelity Freedom Blend Income Fund} - 03.31 Fidelity Freedom Blend Funds - Class Z6 Combo Pro-06 - Fidelity Freedom Blend Income Fund - Fidelity Advisor Freedom Blend Income Fund- Class Z6
	Aug. 03, 2022
Operating Expenses:
Management fee	0.21%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.21%	[1]

[1]	(a)Adjusted to reflect current fees.